CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income for the year	R$ 11,479,552	R$ 15,558,938	R$ 2,388,054
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	2,866,699	2,658,561	2,499,104
Impairment of assets			411,925
Equity in earnings of unconsolidated companies	(1,151,827)	(563,158)	(152,569)
Exchange variation, net	974,709	108,373	204,291
Gains and losses on derivative financial instruments, net	(39,079)	(17,928)	774
Post-employment benefits	246,958	255,477	203,689
Long-term incentive plans	104,714	65,289	62,801
Income tax	4,379,475	4,713,630	1,107,624
Gains on disposal of property, plant and equipment	(25,579)	(77,417)	(18,482)
Results in operations with subsidiary and joint ventures		162,913
Impairment of financial assets	81	(357)	64,132
Provision (reversal) of tax, civil, labor and environmental liabilities, net	295,021	125,641	477,518
Tax credits recovery		(1,182,082)	(1,358,744)
Interest income on short-term investments	(309,782)	(170,671)	(99,359)
Interest expense on loans	964,607	1,059,841	1,022,460
Interest on loans with related parties	199	(6,089)	(8,277)
Provision (Reversal) for net realisable value adjustment in inventory	43,843	(2,812)	(40,697)
Cash flows from operations before changes in working capital	19,829,591	22,688,149	6,764,244
Changes in assets and liabilities
Decrease (Increase) in trade accounts receivable	290,579	(1,614,047)	(527,722)
Increase in inventories	(2,039,135)	(7,704,329)	(428,263)
(Decrease) Increase in trade accounts payable	(995,598)	2,534,329	1,014,800
Increase (Decrease) in other receivables	(284,826)	290,658	369,076
(Decrease) Increase in other payables	(1,509,232)	(317,658)	182,934
Dividends from joint ventures	425,493	117,438	94,937
Purchases of short-term investments	(3,588,529)	(3,010,084)	(3,224,158)
Proceeds from maturities and sales of short-term investments	3,434,859	3,595,212	3,924,799
Cash provided by operating activities	15,563,202	16,579,668	8,170,647
Interest paid on loans and financing	(968,851)	(1,100,826)	(1,079,981)
Interest paid on lease liabilities	(88,370)	(68,789)	(61,727)
Income and social contribution taxes paid	(3,355,643)	(2,893,120)	(621,033)
Net cash provided by operating activities	11,150,338	12,516,933	6,407,906
Cash flows from investing activities
Purchases of property, plant and equipment	(4,291,873)	(3,026,023)	(1,650,778)
Proceeds from sales of property, plant and equipment, investments and other intangibles	48,322	82,635	61,275
Additions in other intangibles	(189,382)	(166,310)	(154,250)
Capital (increase) decrease in joint venture	(26,751)	113,595	(42,782)
Payment for business combination			(442,542)
Net cash used by investing activities	(4,459,684)	(2,996,103)	(2,229,077)
Cash flows from financing activities
Acquisition of interest in subsidiary	(46,153)
Purchase of treasury shares	(1,073,124)
Dividends and interest on capital paid	(5,891,690)	(5,339,426)	(274,815)
Proceeds from loans and financing	2,263,311	609,703	3,120,745
Repayment of loans and financing	(3,201,126)	(5,116,621)	(5,084,028)
Leasing payment	(310,226)	(275,854)	(247,914)
Intercompany loans	2,721	139,556	(7,777)
Net cash used in financing activities	(8,256,287)	(9,982,642)	(2,493,789)
Exchange variation on cash and cash equivalents	(119,158)	5,262	290,512
(Decrease) Increase in cash and cash equivalents	(1,684,791)	(456,550)	1,975,552
Cash and cash equivalents at beginning of year	4,160,654	4,617,204	2,641,652
Cash and cash equivalents at end of year	R$ 2,475,863	R$ 4,160,654	R$ 4,617,204